VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Real Estate Investment Trusts: 99.9%
AGNC Investment Corp.	1,254,967	$15,825,134
Annaly Capital Management, Inc.	3,824,680	26,313,798
Apollo Commercial Real Estate Finance, Inc.	604,675	7,727,746
Arbor Realty Trust, Inc.	644,963	10,719,285
Ares Commercial Real Estate Corp.	285,643	3,913,309
ARMOUR Residential REIT, Inc. †	505,169	3,975,680
Blackstone Mortgage Trust, Inc. †	403,410	12,493,608
BrightSpire Capital, Inc.	225,514	1,993,544
Broadmark Realty Capital, Inc.	720,556	5,469,020
Chimera Investment Corp. †	935,817	9,798,004
Dynex Capital, Inc.	222,536	3,738,605
Ellington Financial, Inc. †	282,094	4,527,609
Franklin BSP Realty Trust, Inc.	476,245	7,310,361
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	257,920	9,308,333
Invesco Mortgage Capital, Inc. †	161,544	2,859,329
KKR Real Estate Finance Trust, Inc.	170,814	3,329,165
Ladder Capital Corp.	656,609	7,800,515
	Number of Shares	Value
Real Estate Investment Trusts (continued)
MFA Financial, Inc.	440,655	$5,710,889
New Residential Investment Corp.	1,051,881	11,476,022
New York Mortgage Trust, Inc.	1,917,228	6,020,096
Orchid Island Capital, Inc. †	1,089,921	3,509,545
PennyMac Mortgage Investment Trust †	401,573	6,168,161
Ready Capital Corp. †	515,801	7,174,792
Redwood Trust, Inc. †	517,384	4,480,545
Starwood Property Trust, Inc.	753,689	17,802,134
Two Harbors Investment Corp.	1,616,773	8,698,239

Total Common Stocks (Cost: $235,551,611)		208,143,468

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.5% (Cost: $13,487,686)
Money Market Fund: 6.5%
State Street Navigator Securities Lending Government Money Market Portfolio	13,487,686	13,487,686
Total Investments: 106.4% (Cost: $249,039,297)		221,631,154
Liabilities in excess of other assets: (6.4)%		(13,419,774)
NET ASSETS: 100.0%		$208,211,380

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $35,023,470.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$208,143,468

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